Trade Accounts Receivable, Net - Summary of Changes in Estimated Losses on Settlement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade Accounts Receivables [Abstract]
Beginning balance	$ (58.2)	$ (47.3)	$ (42.9)
Additions	(15.0)	(41.7)	(13.4)
Reversal	5.7	20.0	2.4
Written-off	5.2	10.3	3.6
Foreign exchange variation	(3.2)	0.5	3.0
Ending balance	$ (65.5)	$ (58.2)	$ (47.3)